Business Segment Information - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Fixed income			$ 167,882	$ 216,625	$ 268,561
Deposit transactions and cash management			133,281	110,592	108,553
Brokerage, management fees and commissions			54,803	48,514	42,911
Trust services and investment management			29,806	28,420	27,727
Bankcard income			26,718	25,467	24,430
Bank-owned life insurance (BOLI)			18,955	15,124	14,687
Debt securities gains/(losses), net			52	483	1,485
Equity securities gains/(losses), net			212,896	109	(144)
Other income/(loss)			78,395	44,885	64,231
Total noninterest income			722,788	490,219	552,441
Gain on sale of TRUPs loans			3,777	0	0
All other income and commissions			1,320	(6,657)	(3,447)
Visa Class B Shares
Disaggregation of Revenue [Line Items]
Gain on sale of investments	$ 212,900		212,900
Underwriting, Portfolio Advisory, and Other Noninterest Income
Disaggregation of Revenue [Line Items]
Revenue from contract with customer			28,900
Regional Banking
Disaggregation of Revenue [Line Items]
Fixed income			417	430	79
Deposit transactions and cash management			126,909	105,163	103,122
Brokerage, management fees and commissions			54,800	48,513	42,911
Trust services and investment management			29,852	28,491	27,764
Bankcard income			26,848	25,014	23,945
Bank-owned life insurance (BOLI)			0	0	0
Debt securities gains/(losses), net			0	386	0
Equity securities gains/(losses), net			0	0	0
Other income/(loss)			70,482	50,630	51,175
Total noninterest income			309,308	258,627	248,996
Fixed Income
Disaggregation of Revenue [Line Items]
Fixed income			163,382	216,195	268,482
Deposit transactions and cash management			12	3	3
Brokerage, management fees and commissions			0	0	0
Trust services and investment management			0	0	0
Bankcard income			0	0	0
Bank-owned life insurance (BOLI)			0	0	0
Debt securities gains/(losses), net			0	0	0
Equity securities gains/(losses), net			0	0	0
Other income/(loss)			1,373	884	859
Total noninterest income			164,767	217,082	269,344
Corporate
Disaggregation of Revenue [Line Items]
Fixed income			0	0	0
Deposit transactions and cash management			6,144	5,236	5,250
Brokerage, management fees and commissions			0	1	0
Trust services and investment management			(46)	(71)	(37)
Bankcard income			226	225	215
Bank-owned life insurance (BOLI)			18,955	15,124	14,687
Debt securities gains/(losses), net			52	97	1,485
Equity securities gains/(losses), net			212,896	109	(144)
Other income/(loss)			1,025	(11,843)	(1,003)
Total noninterest income			239,252	8,878	20,453
(Gain)/loss on securities		$ 14,300		14,300
Non-Strategic
Disaggregation of Revenue [Line Items]
Fixed income			4,083	0	0
Deposit transactions and cash management			216	190	178
Brokerage, management fees and commissions			3	0	0
Trust services and investment management			0	0	0
Bankcard income			(356)	228	270
Bank-owned life insurance (BOLI)			0	0	0
Debt securities gains/(losses), net			0	0	0
Equity securities gains/(losses), net			0	0	0
Other income/(loss)			5,515	5,214	13,200
Total noninterest income			9,461	$ 5,632	$ 13,648
Gain on sale of TRUPs loans			$ 4,100